                        KEYCO BOND FUND, INC.
                  27777 Franklin Road - Suite 1850
                     Southfield, Michigan 48034
                           (248) 353-0790


May 22, 1998


To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six-month period ended March 31, 1998.

Net investment income for the six months was $754,426 or $.60 per share compared with $772,914 or $.61 per share last year. The $18,488 decrease resulted primarily from lower interest income. Interest income decreased because interest rates on new bonds purchased in recent years have been lower than the interest rates on the bonds which they replaced.

During the period, ten bonds were called or sold. The $3,168,738 proceeds from these dispositions were reinvested in bonds maturing in ten to sixteen years. Portfolio turnover for the six-month period was 11.9%.

The net asset value of the Fund was $27,397,370 or $21.62 per share at March 31, 1998, which was an increase of $274,312 or $.22 per share from September 30, 1997. This increase is primarily from net investment income and realized gains on investments which have not yet been distributed. As of March 31, 1998, the weighted average annual yield on the Fund's portfolio was 6.2% based on cost and 5.8% based on market value, and the weighted average maturity was 10.2 years.

In October 1997 the Board declared quarterly dividends which total $1.21 per share for the year ending September 30, 1998. Dividends of $.44 per share have been declared for the six months ended March 31, 1998. Additional dividend payment dates are May 1, August 3, and November 2, 1998.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held December 16, 1997. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors, and the selection of Coopers & Lybrand as independent auditors was ratified and confirmed.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,



/S/ Joel D. Tauber
President

Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
as of March 31, 1998


                               ASSETS

Investments in securities, at fair value (cost $25,135,976)     $27,035,597

Cash                                                                 83,989

Receivable for investments sold                                   1,097,488

Accrued interest receivable                                         523,551

Other assets                                                            740
                                                                 ----------
        Total assets                                             28,741,365
                                                                 ----------

                             LIABILITIES

Payable for investments purchased                                 1,343,995
                                                                 ----------
        Total liabilities                                         1,343,995
                                                                 ----------

Net assets applicable to outstanding capital shares,
  equivalent to $21.62 per share based on 1,267,258
  shares of capital stock outstanding                           $27,397,370
                                                                 ==========

The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
for the six months ended March 31, 1998



Interest income                                                  $  789,143

Expenses:
  Legal and accounting                            $   25,856
  Custodial fee                                        6,000
  Directors' fees                                      2,000
  Miscellaneous expense                                  861
                                                   ---------
       Total expenses                                                34,717
                                                                   --------

       Net investment income                                        754,426

Realized gain on investments:
  Proceeds from calls and sales                    3,168,738
  Cost of securities called or sold                3,026,146
                                                   ---------
       Realized gain on investments                                 142,592

Unrealized depreciation of investments:
  Investments held, March 31,1998:
       At cost                                    25,135,976
       At fair value                              27,035,597
                                                  ----------
       Balance, March 31, 1998                     1,899,621
           Less balance, September 30, 1997        1,964,734
                                                  ----------
       Unrealized depreciation of investments                       (65,113)
                                                                  ---------

Increase in net assets resulting from operations                 $  831,905
                                                                  =========

The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Statement of Changes in Net Assets
for the six months ended March 31, 1998 and 1997



                                                      1998          1997
                                                      ----          ----
Net assets, beginning of period                   $27,123,058   $26,796,112
                                                   ----------    ----------
Changes in net assets from operations:
  Net investment income                               754,426       772,914
  Realized gain (loss) on investments                 142,592        (1,715)
  Unrealized depreciation of investments              (65,113)     (113,181)
                                                   ----------    ----------
      Increase in net assets from operations          831,905       658,018

Changes in net assets from capital transactions:
  Dividends declared from net investment income      (557,593)     (773,027)
                                                   -----------   -----------

      Net increase (decrease) in net assets           274,312      (115,009)
                                                   ----------    ----------
      Net assets, end of period                   $27,397,370   $26,681,103
                                                   ==========    ==========


The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements

1.     Significant Accounting Policies:

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

       a. Security Valuation: The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. Due principally to a decrease in interest rates, the fair value of the investments is currently above cost, resulting in unrealized appreciation. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       b. Federal Income Taxes: It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       c. Other: Security transactions are accounted for on a trade-date basis. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded when declared. Interest on investments is recorded as earned.

       d. Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Net Assets Applicable to Outstanding Capital Shares:

       Details of net assets applicable to outstanding capital shares are as follows:

       Capital stock, $.02 par value; authorized 3,000,000
               shares; issued and outstanding 1,267,258
               shares at March 31, 1998                          $   25,345
       Additional paid-in capital                                   730,733
       Retained earnings prior to July 1, 1979                   24,093,500
       Accumulated undistributed net investment income              505,579
       Accumulated undistributed net realized gain from
               securities transactions                              142,592
       Net unrealized appreciation of investments,
               March 31, 1998                                     1,899,621
                                                                   ---------

            Net assets, March 31, 1998                          $27,397,370
                                                                 ===========




3.     Purchases and Dispositions of Securities:

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,388,230 and $3,168,738, respectively.


4.     Portfolio Manager:

       The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.


5.     Related Parties:

       Legal and accounting expenses incurred include $12,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
March 31, 1998


Long-Term State and                                                   Principal                          Fair
Municipal Obligations                                                   Amount           Cost            Value
-----------------------------------------------------------------     ---------       ---------        --------
Avondale, Michigan, School District,  7.5%, May 2004                  $ 115,000       $ 115,000      $  116,324
Bay City, Michigan, Electric Utility Revenue, 6.6%, January 2012        500,000         494,900         541,265
Capac, Michigan, Community School District, 6.25%, July 2003            100,000          96,920         102,473
Central Michigan University, 5.3%, October 2006                          70,000          66,345          73,207
Crosswell and Lexington, Michigan, Community Schools
  Building and Site, 6%, May 2016                                       500,000         500,000         522,470
Dearborn, Michigan, School District, 6.7%, May 1999                     100,000         108,744         103,161
Dearborn, Michigan, School District, 6.7%, May 2000                     135,000         147,775         142,386
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007              520,000         516,001         545,693
Detroit, Michigan, City Distributable State Aid, 7.2%, May 2009       1,000,000         995,000       1,055,460
Detroit, Michigan, City School District, 4.95%, May 2005                200,000         186,398         204,914
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013           100,000         106,726         103,959
Farmington, Michigan, Public School District, 5%, May 2011              210,000         212,283         212,283
Grand Haven, Michigan, Electric Revenue, 5.25%, July 2013             1,000,000       1,024,780       1,012,540
Grand Rapids, Michigan, Sanitary Sewer System, 6%, January 2012         500,000         500,000         524,685
Jackson County, Michigan, 5%, April 2006                                300,000         277,173         308,361
Lansing, Michigan, School District, 6.8%, May 2004                      460,000         512,067         520,725
Marquette County, Michigan, Wastewater Treatment System,
  6%, December 2007                                                     175,000         154,553         180,572
Marquette County, Michigan, Wastewater Treatment System,
  6%, December 2008                                                     170,000         149,913         175,387
Michigan Municipal Bond Authority Revenue, Local Government
  Wayne County, PJ-GRP 1213, 7.4%, December 2002                      1,075,000       1,065,497       1,215,503
Michigan Municipal Bond Authority Revenue, State Revolving
  Fund, 6.5%, October 2010                                              550,000         599,769         625,339
Michigan Municipal Bond Authority Revenue, State Revolving
  Fund, 6.55%, October 2013                                             100,000         109,445         111,165
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 6%, December 2013                                       130,000         134,940         140,076
Michigan State Building Authority Revenue, 5.125%, October 2008         100,000          91,772         103,171
Michigan State Building Authority Revenue, Series I,
  5.875%, October 2008                                                  400,000         428,888         425,028
Michigan State Building Revenue, Series I, 5.3%, October 2012           500,000         418,505         508,975
Michigan State Building Authority Revenue, Series I, 5%, October 2014   440,000         440,000         440,176
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.375%, April 2004                                            70,000          71,537          73,830
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.6%, April 2006                                             500,000         489,640         532,860
Michigan State University Revenue, 6.125%, August 2010                1,200,000       1,190,892       1,269,312
Michigan State Trunk Line, Series A, 5.75%, October 2012                250,000         248,673         258,697
Milan, Michigan, Area Schools, 5%, May 2013                             300,000         299,985         299,985
Pinckney, Michigan, Community Schools, Livingston and
  Washtenaw Counties, 5.5%, May 2004                                    300,000         268,500         306,264
Plymouth-Canton, Michigan, Community School District,
  5.5%, May 2013                                                        100,000         104,191         103,550
Portage, Michigan, Public Schools, 5.7%, May 2012                       230,000         227,619         240,334
South Lyon, Michigan, Community Schools, 6.25%, May 2014                 55,000          58,592          57,740
South Lyon Community School District, Counties of Oakland,
  Washtenaw and Livingston, State of Michigan Building
  Site Bonds, 7.8%, May 2014                                            500,000         500,000         511,705
Sturgis, Michigan, Government Hospital, 6.55%, October 2000             325,000         308,750         328,988
Sturgis, Michigan, Government Hospital,  6.6%, October 2001             250,000         237,500         252,980
University of Michigan, Hospital Revenue, 7%, December 2021              75,000          78,366          81,827
West Bloomfield, Michigan, School District, 5%, May 2006                100,000          92,357         103,697
Wyandotte, Michigan, Downtown Development, 6.25%,  December 2008        750,000         727,440         853,365
Alaska State Housing Finance Corporation, 6.1%, June 2007               150,000         150,000         163,544
Alaska State Housing Finance Corporation, 6.2%, June 2008               280,000         280,000         305,819
California State, 5.7%, August 2003                                     500,000         481,055         509,810
California State, 5.7%, August 2004                                     250,000         237,263         254,710
District of Columbia, MBIA, Series B, 6.3%, June 2007                   250,000         263,922         270,770
Gainsville, Florida, Utilities System Revenue, 6.5%, October 2014       750,000         724,900         875,407
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008      290,000         258,381         296,873
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009      700,000         622,804         716,352
Joliet, Illinois Corporate Purpose, 7%, January 2012                    100,000         106,994         102,462
Maryland State Health and Higher Educational Facilities
  Authority Revenue Johns Hopkins Hospital
  Redevelopment Issue, 6.625%, July 2008                                495,000         495,000         557,593
Mercer County, New Jersey, Improvement Authority Revenue,
  State Justice Complex, 6.4%, January 2018                             500,000         463,270         583,015
New York, New York, City Municipal Assistance Corporation,
  6%, July 2008                                                         750,000         755,625         782,243
Akron, New York, Central School District, 5.9%, June 2014               100,000         108,776         106,699
New York, New York, City Municipal Water Finance Authority,
  Water-Sewer System Revenue, 6.75%, June 2016                          200,000         206,384         217,270
New York, New York, City Municipal Water Finance Authority,
  Water-Sewer System Revenue, 6.75%, June 2016                          200,000         206,384         215,382
New York State Refunding, 6.1%, November 2008                           500,000         500,000         534,730
Monroe County, New York, Water Improvement,
  5.5%, December 2008                                                   610,000         589,034         640,469
Ohio State Building Authority, State Transportation Facilities,
  7%, September 2003                                                    350,000         389,162         377,877
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
  Center, U. S. Treasury, 6.25%, July 2011                              975,000         968,721       1,105,172
Puerto Rico Commonwealth Highway and Transportation
  Authority Highway Revenue, 6.25%, July 2012                           500,000         544,085         568,060
Puerto Rico Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing Authority,
  1998 Series A, 5.375%, October 2013                                 1,000,000       1,044,010       1,044,010
South Carolina State Housing Authority, Single Family Mortgage
  Purchase, 7%, July 2011                                               500,000         502,500         507,530
Met. Government Nashville and Davidson County, Tennessee,
  Health and Educational Facilities Board Revenue,  Meharry
  Medical College-HEW, collateralized, 7.875%, December 2004            205,000         202,059         230,814
Austin, Texas, Utility System Revenue, 6%, April 2006                   500,000         474,565         548,175
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006         200,000         178,876         205,066
Virginia State Housing Development Authority, Multifamily
  Mortgage Section 8 Assisted, 8.25%, November 2012                      25,000          24,770          25,313
                                                                     ----------      ----------      ----------
Total investments                                                   $25,335,000     $25,135,976     $27,035,597
                                                                     ==========      ==========      ==========


Keyco Bond Fund, Inc.
Financial Highlights

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                           Six Months
                                             Ended          Years Ended September 30,
                                           3/31/98     ----------------------------------
                                         (Unaudited)   1997      1996      1995      1994
                                             ----      ----      ----      ----      ----
Per Share Operating Performance:
  Net asset value, beginning of period      $21.40    $21.14    $21.18    $20.73    $22.02
                                             -----     -----     -----     -----     -----
    Net investment income                     0.60      1.22      1.24      1.25      1.25

    Net realized and unrealized gain
      (loss) on investments                   0.06      0.28     (0.02)     0.45     (1.28)
                                             -----     -----     -----     -----     -----

    Total from investment operations          0.66      1.50      1.22      1.70     (0.03)
                                             -----     -----     -----     -----     -----

    Less distributions from:
      Net investment income                  (0.44)    (1.23)    (1.24)    (1.25)    (1.26)
      Net realized investment income             -     (0.01)    (0.02)        -         -
                                             -----     -----     -----     -----     -----
    Total distributions                      (0.44)    (1.24)    (1.26)    (1.25)    (1.26)
                                             -----     -----     -----     -----     -----
  Net asset value, end of period            $21.62    $21.40    $21.14    $21.18    $20.73
                                             =====     =====     =====     =====     =====
Total Return per Share Net
  Asset Value (a)                           3.1%(c)     7.1%      5.8%      8.2%     (.1)%

Ratios and Supplemental Data:
  Net assets, end of period (in 000s)      $27,397   $27,123   $26,796   $26,840   $26,264

  Ratio of net investment income to
      average net assets                    5.5%(b)     5.8%      5.8%      6.0%      5.9%

  Ratio of expenses to average net assets    .3%(b)      .2%       .2%       .2%       .2%

  Portfolio turnover rate                  11.9%(c)     3.5%      9.2%      9.4%     25.4%

(a)    Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested.  These percentages are not an indication of the performance of a shareholder's investment in the
       Fund.

(b)     Annualized.

(c)     Not annualized.